Expense Example	Feb. 27, 2026 USD ($)
Leverage Shares 2X Long AAL Daily ETF | Leverage Shares 2X Long AAL Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Leverage Shares 2X Long ADBE Daily ETF | Leverage Shares 2X Long ADBE Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Leverage Shares 2X Long AMD Daily ETF | Leverage Shares 2X Long AMD Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Leverage Shares 2X Long ARM Daily ETF | Leverage Shares 2X Long ARM Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Leverage Shares 2X Long ASML Daily ETF | Leverage Shares 2X Long ASML Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Leverage Shares 2X Long AVGO Daily ETF | Leverage Shares 2X Long AVGO Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Leverage Shares 2X Long BA Daily ETF | Leverage Shares 2X Long BA Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Leverage Shares 2X Long BBAI Daily ETF | Leverage Shares 2X Long BBAI Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Leverage Shares 2X Long BLSH Daily ETF | Leverage Shares 2X Long BLSH Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Leverage Shares 2X Long BMNR Daily ETF | Leverage Shares 2X Long BMNR Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Leverage Shares 2X Long BULL Daily ETF | Leverage Shares 2X Long BULL Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Leverage Shares 2X Long COIN Daily ETF | Leverage Shares 2X Long COIN Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Leverage Shares 2X Long COST Daily ETF | Leverage Shares 2X Long COST Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Leverage Shares 2X Long CRCL Daily ETF | Leverage Shares 2X Long CRCL Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Leverage Shares 2X Long CRM Daily ETF | Leverage Shares 2X Long CRM Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Leverage Shares 2X Long CRWV Daily ETF | Leverage Shares 2X Long CRWV Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Leverage Shares 2X Long FIG Daily ETF | Leverage Shares 2X Long FIG Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Leverage Shares 2X Long FUTU Daily ETF | Leverage Shares 2X Long FUTU Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Leverage Shares 2X Long GLXY Daily ETF | Leverage Shares 2X Long GLXY Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Leverage Shares 2X Long HOOD Daily ETF | Leverage Shares 2X Long HOOD Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Leverage Shares 2X Long MP Daily ETF | Leverage Shares 2X Long MP Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Leverage Shares 2X Long NBIS Daily ETF | Leverage Shares 2X Long NBIS Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Leverage Shares 2X Long NVDA Daily ETF | Leverage Shares 2X Long NVDA Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Leverage Shares 2X Long PANW Daily ETF | Leverage Shares 2X Long PANW Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Leverage Shares 2X Long PLTR Daily ETF | Leverage Shares 2X Long PLTR Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Leverage Shares 2X Long PYPL Daily ETF | Leverage Shares 2X Long PYPL Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Leverage Shares 2X Long RTX Daily ETF | Leverage Shares 2X Long RTX Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Leverage Shares 2X Long TSLA Daily ETF | Leverage Shares 2X Long TSLA Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Leverage Shares 2X Long TSM Daily ETF | Leverage Shares 2X Long TSM Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Leverage Shares 2X Long UNH Daily ETF | Leverage Shares 2X Long UNH Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Leverage Shares 2X Long XYZ Daily ETF | Leverage Shares 2X Long XYZ Daily ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	$ 966